Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Disclosure of details of inventories

($ millions)	2020	2019
Raw material, consumables	278	286
Work in progress	136	101
Finished products	1,230	1,118
Total inventories	1,644	1,505